Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Investments:
Available-for-sale, at fair value		$ 87,546,971	$ 80,734,468
At fair value through income		37,051	37,111
Held to maturity, at amortized cost		28	55
Mortgage loans on real estate		10,351,741	8,788,018
Derivative assets		1,059,031	591,609
Loans to affiliates		39,120	33,005
Policy loans		171,012	163,129
Acquired loans		192,380	224,083
Equity securities:
Available-for-sale (cost of $316,541 and $71,005, respectively)		320,166	68,611
Trading (cost of $312,592 and $299,017, respectively)		317,493	292,816
Other invested assets		164,830	97,431
Total investments		100,199,823	91,030,336
Cash and cash equivalents		1,219,984	1,127,182
Accrued investment income		1,095,038	1,043,464
Receivables (net of allowance for uncollectible accounts of $4,959 and $5,560, respectively)		566,088	401,926
Reinsurance recoverables		4,687,918	4,433,499
Deferred acquisition costs		5,246,343	6,283,236
Net deferred tax asset		388,009	542,971
Collateral held from securities lending agreements	[1]	2,561,219	2,480,910
Other assets		1,891,717	2,131,148
Assets, exclusive of separate account assets		117,856,139	109,474,672
Separate account assets		27,733,261	28,243,123
Total assets		145,589,400	137,717,795
Policyholder liabilities:
Account balances and future policy benefit reserves (includes $2,611,562 and $1,055,301 measured at fair value under the fair value option at December 31, 2016 and 2015)		105,354,460	97,314,497
Policy and contract claims		620,743	517,925
Unearned premiums		145,335	154,116
Other policyholder funds		275,262	296,222
Total policyholder liabilities		106,395,800	98,282,760
Derivative liabilities		635,634	350,321
Mortgage notes payable		76,916	84,761
Other liabilities		3,673,122	4,240,504
Liabilities, exclusive of separate account liabilities		110,781,472	102,958,346
Separate account liabilities		27,733,261	28,243,123
Total liabilities		138,514,733	131,201,469
Stockholder's equity:
Common stock		20,000	20,000
Additional paid-in capital		4,053,371	4,053,371
Retained earnings		1,829,115	1,935,102
Accumulated other comprehensive income, net of tax		1,153,278	488,950
Total stockholder's equity		7,074,667	6,516,326
Total liabilities and stockholder's equity		145,589,400	137,717,795
Class A, Series A preferred stock
Stockholder's equity:
Preferred stock, value		8,909	8,909
Class A, Series B preferred stock
Stockholder's equity:
Preferred stock, value		$ 9,994	$ 9,994

[1]	There is no contractual maturity on the loan agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the cash collateral immediately.